UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Debt Fund

September 30, 2016

SED-QTLY-1116
1.924256.105

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.1%
		Principal Amount(a)	Value
Argentina - 4.3%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		$2,936,920	$3,204,914
10.75% 12/1/20 (Reg. S)		321,300	350,619
Arcor SAIC 6% 7/6/23 (b)		1,645,000	1,751,925
Banco Hipotecario SA 9.75% 11/30/20 (b)		5,720,000	6,535,100
Cablevision SA 6.5% 6/15/21 (b)		1,260,000	1,313,550
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		205,000	203,524
11.5% 7/20/20 (Reg. S)		10,000	11,338
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,665,000	1,864,800
Pan American Energy LLC 7.875% 5/7/21 (b)		6,096,000	6,537,960
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		215,000	216,075
9.625% 5/14/20 (b)		7,927,345	8,581,351
YPF SA:
8.5% 3/23/21 (b)		8,025,000	8,955,900
8.75% 4/4/24 (b)		10,275,000	11,442,240

TOTAL ARGENTINA			50,969,296

Azerbaijan - 0.8%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		2,135,000	2,098,662
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		6,015,000	6,736,800

TOTAL AZERBAIJAN			8,835,462

Bailiwick of Jersey - 0.4%
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		3,850,000	4,039,035
5.625% 4/29/20 (Reg. S)		550,000	577,005

TOTAL BAILIWICK OF JERSEY			4,616,040

Bangladesh - 0.6%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		6,730,000	7,167,450
8.625% 5/6/19 (Reg. S)		200,000	213,000

TOTAL BANGLADESH			7,380,450

Bermuda - 0.3%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		2,460,000	2,386,200
7.875% 8/1/21 (b)		1,025,000	994,250

TOTAL BERMUDA			3,380,450

Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,100,000	1,113,750
5.75% 9/26/23 (b)		1,790,000	1,879,500
6.369% 6/16/18 (b)		1,025,000	1,076,250
Globo Comunicacao e Participacoes SA 5.307% 5/11/22 (Reg. S) (c)		915,000	926,438

TOTAL BRAZIL			4,995,938

British Virgin Islands - 0.6%
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		6,755,000	6,838,087
4.875% 10/7/20 (Reg. S)		300,000	303,690

TOTAL BRITISH VIRGIN ISLANDS			7,141,777

Canada - 1.1%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		8,155,000	8,216,163
Pacific Exploration and Production Corp. 12% 12/22/16		2,233,000	2,249,748
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)(d)		12,623,000	2,351,034
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		3,220,000	0

TOTAL CANADA			12,816,945

Cayman Islands - 0.3%
Vale Overseas Ltd.:
4.375% 1/11/22		1,730,000	1,710,538
5.875% 6/10/21		1,660,000	1,738,020

TOTAL CAYMAN ISLANDS			3,448,558

Cyprus - 0.2%
Global Ports Finance PLC 6.872% 1/25/22(b)		2,695,000	2,806,169
Dominican Republic - 0.2%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		2,755,000	2,837,650
Georgia - 0.8%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		2,885,000	3,029,250
JSC BGEO Group 6% 7/26/23 (b)		4,190,000	4,326,175
JSC Georgian Railway 7.75% 7/11/22 (b)		1,365,000	1,547,623

TOTAL GEORGIA			8,903,048

Indonesia - 1.9%
PT Pertamina Persero:
4.3% 5/20/23 (b)		1,430,000	1,499,850
4.3% 5/20/23 (Reg S.)		1,000,000	1,048,846
4.875% 5/3/22 (b)		2,270,000	2,446,254
5.25% 5/23/21 (b)		2,000,000	2,180,324
5.625% 5/20/43 (b)		2,809,000	2,951,776
5.625% 5/20/43 (Reg. S)		900,000	945,745
6% 5/3/42 (b)		3,845,000	4,232,726
6.45% 5/30/44 (b)		1,000,000	1,158,399
6.5% 5/27/41 (b)		5,445,000	6,355,448

TOTAL INDONESIA			22,819,368

Ireland - 0.7%
EDC Finance Ltd. 4.875% 4/17/20 (b)		4,115,000	4,164,767
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		1,095,000	1,148,874
MTS International Funding Ltd. 8.625% 6/22/20 (b)		795,000	933,728
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		2,175,000	2,427,844

TOTAL IRELAND			8,675,213

Kazakhstan - 1.2%
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		1,485,000	1,613,750
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (b)		1,050,000	1,157,625
7% 5/5/20 (b)		1,088,000	1,207,680
9.125% 7/2/18 (b)		925,000	1,021,024
Zhaikmunai International BV:
7.125% 11/13/19 (b)		8,800,000	8,118,000
7.125% 11/13/19 (Reg. S)		450,000	415,125

TOTAL KAZAKHSTAN			13,533,204

Korea (South) - 0.2%
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	118,300,000	1,761,263
Luxembourg - 2.8%
EVRAZ Group SA:
6.5% 4/22/20 (b)		2,160,000	2,235,600
8.25% 1/28/21 (Reg. S)		4,025,000	4,397,313
9.5% 4/24/18 (Reg. S)		1,875,000	2,039,063
MHP SA 8.25% 4/2/20 (b)		1,995,000	1,915,599
Millicom International Cellular SA 6.625% 10/15/21 (b)		3,275,000	3,411,240
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		1,455,000	1,557,211
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		8,520,000	8,779,860
6.875% 1/20/40		5,880,000	5,190,276
SB Capital SA 5.5% 2/26/24 (b)(e)		1,855,000	1,871,231
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,050,000	1,107,750

TOTAL LUXEMBOURG			32,505,143

Mexico - 8.4%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	62,900,000	3,159,638
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		1,690,000	1,696,338
7.5% 3/13/19 (b)		2,050,000	2,132,000
Mexico City Airport Trust 4.25% 10/31/26 (b)		725,000	733,446
Nacional Financiera SNC 3.375% 11/5/20 (b)		1,040,000	1,079,208
Pemex Project Funding Master Trust:
6.625% 6/15/35		14,925,000	15,191,411
6.625% 6/15/38		285,000	282,150
8.625% 12/1/23 (e)		320,000	370,400
Petroleos Mexicanos:
3.5% 1/30/23		3,355,000	3,165,443
4.625% 9/21/23 (b)		6,085,000	6,093,519
4.875% 1/18/24		2,600,000	2,632,500
5.5% 2/4/19 (b)		1,635,000	1,724,108
5.5% 1/21/21		3,010,000	3,183,075
5.5% 6/27/44		2,548,000	2,208,861
6.375% 2/4/21 (b)		1,680,000	1,831,368
6.375% 1/23/45		7,855,000	7,501,525
6.5% 6/2/41		17,835,000	17,344,538
6.625% (b)(f)		10,335,000	10,128,300
6.75% 9/21/47 (b)		7,612,000	7,612,000
6.875% 8/4/26 (b)		4,510,000	5,085,025
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		6,160,000	5,135,900
7.625% 9/18/20 (Reg S.)		615,000	448,950

TOTAL MEXICO			98,739,703

Netherlands - 5.4%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,737,000	1,485,135
GTB Finance BV 6% 11/8/18 (b)		7,425,000	7,369,313
GTH Finance BV:
6.25% 4/26/20 (b)		3,040,000	3,196,803
7.25% 4/26/23 (b)		6,660,000	7,220,359
HSBK BV:
7.25% 5/3/17 (b)		2,455,000	2,516,375
7.25% 5/3/17 (Reg. S)		550,000	563,750
Metinvest BV:
8.75% 2/14/18 (Reg. S)		2,241,238	1,793,438
10.5% 11/28/17 (b)		7,939,084	6,352,855
10.5% 11/28/17 (Reg. S)		1,948,311	1,559,039
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		4,820,000	4,435,364
Petrobras Global Finance BV:
2.8201% 1/15/19 (e)		2,880,000	2,822,400
3% 1/15/19		6,585,000	6,453,300
8.375% 5/23/21		13,020,000	14,224,350
VTR Finance BV 6.875% 1/15/24 (b)		2,850,000	2,976,825

TOTAL NETHERLANDS			62,969,306

Nigeria - 0.8%
Zenith Bank PLC 6.25% 4/22/19 (b)		9,885,000	9,608,418
Peru - 0.2%
Compania Minera Ares SAC 7.75% 1/23/21 (b)		2,500,000	2,675,000
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,605,000	2,545,736
Turkey - 0.6%
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		3,000,000	3,119,730
Turkiye Garanti Bankasi A/S 4% 9/13/17 (b)		750,000	752,774
Turkiye Is Bankasi A/S 3.75% 10/10/18 (b)		1,145,000	1,130,688
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (e)		1,675,000	1,657,480

TOTAL TURKEY			6,660,672

United Kingdom - 0.9%
Afren PLC:
6.625% 12/9/20 (b)(d)		3,634,989	364
10.25% 4/8/19 (Reg. S) (d)		4,990,425	499
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		3,245,000	3,180,749
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		4,295,000	4,241,313
10.375% 4/7/19 (b)		831,000	820,613
Vedanta Resources PLC 6% 1/31/19 (b)		2,875,000	2,846,250

TOTAL UNITED KINGDOM			11,089,788

United States of America - 0.5%
CEMEX Finance LLC:
6% 4/1/24 (b)		1,150,000	1,178,750
9.375% 10/12/22 (b)		1,185,000	1,299,056
Southern Copper Corp. 7.5% 7/27/35		2,775,000	3,267,121

TOTAL UNITED STATES OF AMERICA			5,744,927

Venezuela - 4.3%
Petroleos de Venezuela SA:
5.375% 4/12/27		6,890,000	2,876,920
5.5% 4/12/37		1,725,000	715,875
6% 5/16/24 (b)		8,065,000	3,447,788
6% 11/15/26 (b)		7,860,000	3,300,414
8.5% 11/2/17 (b)		35,003,333	30,050,361
8.5% 11/2/17 (Reg. S)		2,400,000	2,060,400
9.75% 5/17/35 (b)		9,095,000	4,720,305
12.75% 2/17/22 (b)		4,690,000	3,060,694

TOTAL VENEZUELA			50,232,757

TOTAL NONCONVERTIBLE BONDS
(Cost $445,971,410)			447,692,281

Government Obligations - 54.5%
Argentina - 9.1%
Argentine Republic:
6.25% 4/22/19 (b)		14,760,000	15,652,980
6.875% 4/22/21 (b)		25,550,000	27,811,175
7% 4/17/17		21,390,000	21,856,421
7.5% 4/22/26 (b)		6,835,000	7,709,880
8.75% 5/7/24		2,510,000	2,915,400
Buenos Aires Province:
5.75% 6/15/19 (b)		970,000	1,001,525
9.375% 9/14/18 (b)		1,610,000	1,771,000
9.95% 6/9/21 (b)		1,505,000	1,730,750
10.875% 1/26/21 (b)		100,000	117,000
10.875% 1/26/21 (Reg. S)		12,400,000	14,508,000
City of Buenos Aires 8.95% 2/19/21 (b)		2,625,000	2,992,500
Provincia de Cordoba:
7.125% 6/10/21 (b)		5,530,000	5,806,500
12.375% 8/17/17 (b)		2,884,000	3,096,695

TOTAL ARGENTINA			106,969,826

Armenia - 0.7%
Republic of Armenia:
6% 9/30/20 (b)		5,321,000	5,501,648
7.15% 3/26/25 (b)		2,675,000	2,842,723

TOTAL ARMENIA			8,344,371

Azerbaijan - 0.1%
Azerbaijan Republic 4.75% 3/18/24 (b)		1,300,000	1,347,463
Belarus - 1.1%
Belarus Republic 8.95% 1/26/18		12,520,000	13,108,440
Brazil - 4.5%
Brazilian Federative Republic:
4.25% 1/7/25		8,090,000	8,069,775
5.625% 1/7/41		11,155,000	11,099,225
6% 4/7/26		3,085,000	3,416,638
7.125% 1/20/37		10,815,000	12,707,625
8.25% 1/20/34		14,030,000	17,993,475

TOTAL BRAZIL			53,286,738

Colombia - 2.0%
Colombian Republic:
4.375% 3/21/23	COP	19,145,000,000	5,966,997
5% 6/15/45		1,675,000	1,813,188
5.625% 2/26/44		2,375,000	2,749,063
6.125% 1/18/41		1,520,000	1,835,400
7.375% 9/18/37		2,675,000	3,604,563
10.375% 1/28/33		4,839,000	7,645,620

TOTAL COLOMBIA			23,614,831

Congo - 0.5%
Congo Republic 4% 6/30/29 (c)		7,877,514	5,410,749
Costa Rica - 0.7%
Costa Rican Republic:
5.625% 4/30/43 (b)		1,430,000	1,308,450
7% 4/4/44 (b)		3,840,000	4,099,200
7.158% 3/12/45 (b)		2,500,000	2,693,750

TOTAL COSTA RICA			8,101,400

Croatia - 1.1%
Croatia Republic:
5.5% 4/4/23 (b)		3,115,000	3,463,008
6% 1/26/24 (b)		1,150,000	1,322,500
6.375% 3/24/21 (b)		4,670,000	5,254,684
6.625% 7/14/20 (b)		3,010,000	3,372,705

TOTAL CROATIA			13,412,897

Dominican Republic - 2.3%
Dominican Republic:
1.8125% 8/30/24 (e)		9,915,000	9,691,913
6.85% 1/27/45 (b)		3,520,000	3,942,400
6.875% 1/29/26 (b)		3,575,000	4,138,063
7.45% 4/30/44 (b)		4,385,000	5,207,188
7.5% 5/6/21 (b)		3,335,000	3,735,200

TOTAL DOMINICAN REPUBLIC			26,714,764

Ecuador - 0.1%
Ecuador Republic 10.75% 3/28/22 (b)		1,385,000	1,412,700
El Salvador - 0.2%
El Salvador Republic:
7.625% 2/1/41 (b)		575,000	592,969
7.65% 6/15/35 (Reg. S)		1,635,000	1,710,619

TOTAL EL SALVADOR			2,303,588

Hungary - 0.6%
Hungarian Republic:
5.75% 11/22/23		1,997,000	2,351,468
7.625% 3/29/41		2,972,000	4,661,879

TOTAL HUNGARY			7,013,347

Indonesia - 4.3%
Indonesian Republic:
4.75% 1/8/26 (b)		1,625,000	1,814,961
5.25% 1/17/42 (b)		3,195,000	3,655,310
5.95% 1/8/46 (b)		1,590,000	2,014,175
6.625% 2/17/37 (b)		4,025,000	5,276,864
6.75% 1/15/44 (b)		3,645,000	4,981,366
7.75% 1/17/38 (b)		7,920,000	11,453,635
8.375% 3/15/24	IDR	102,762,000,000	8,515,601
8.5% 10/12/35 (Reg. S)		7,645,000	11,571,411
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		1,655,000	1,793,689

TOTAL INDONESIA			51,077,012

Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,110,000	9,866,623
Ivory Coast - 0.9%
Ivory Coast 5.75% 12/31/32		10,211,850	10,035,185
Kazakhstan - 0.2%
Kazakhstan Republic 6.5% 7/21/45 (b)		1,650,000	2,056,725
Lebanon - 1.4%
Lebanese Republic:
4% 12/31/17		11,490,750	11,375,843
5.45% 11/28/19		2,760,000	2,724,838
6.375% 3/9/20		2,570,000	2,585,523

TOTAL LEBANON			16,686,204

Mexico - 1.7%
United Mexican States:
4.75% 3/8/44		5,003,000	5,184,359
6.05% 1/11/40		5,025,000	6,117,938
6.5% 6/10/21	MXN	97,800,000	5,196,510
6.75% 9/27/34		2,500,000	3,306,250

TOTAL MEXICO			19,805,057

Netherlands - 0.5%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		6,131,250	6,132,476
Nigeria - 0.3%
Central Bank of Nigeria warrants 11/15/20 (g)(h)		3,750	288,288
Republic of Nigeria 5.125% 7/12/18 (b)		3,520,000	3,546,576

TOTAL NIGERIA			3,834,864

Pakistan - 0.7%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		5,690,000	6,000,031
8.25% 4/15/24 (b)		2,000,000	2,189,816

TOTAL PAKISTAN			8,189,847

Panama - 0.4%
Panamanian Republic:
6.7% 1/26/36		1,120,000	1,528,800
8.875% 9/30/27		640,000	960,000
9.375% 4/1/29		1,045,000	1,617,138

TOTAL PANAMA			4,105,938

Peru - 1.4%
Peruvian Republic:
4% 3/7/27 (c)		3,350,000	3,350,000
6.35% 8/12/28 (b)	PEN	10,670,000	3,149,306
8.2% 8/12/26 (Reg. S)	PEN	22,250,000	7,808,816
8.75% 11/21/33		1,355,000	2,198,488

TOTAL PERU			16,506,610

Russia - 3.9%
Russian Federation:
4.875% 9/16/23 (b)		3,675,000	4,040,663
5% 4/29/20 (b)		1,500,000	1,617,870
5.625% 4/4/42 (b)		4,000,000	4,619,008
5.875% 9/16/43 (b)		6,000,000	7,155,480
7.5% 3/15/18	RUB	263,085,000	4,138,225
12.75% 6/24/28 (Reg. S)		13,250,000	23,861,819

TOTAL RUSSIA			45,433,065

Serbia - 0.8%
Republic of Serbia:
4.875% 2/25/20 (b)		1,055,000	1,102,306
6.75% 11/1/24 (b)		4,934,328	4,965,632
7.25% 9/28/21 (b)		2,875,000	3,346,615

TOTAL SERBIA			9,414,553

South Africa - 0.1%
South African Republic 5.875% 5/30/22		1,225,000	1,384,250
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		1,050,000	1,060,569
5.875% 7/25/22 (b)		1,145,000	1,176,777
6.25% 10/4/20 (b)		3,600,000	3,762,162
6.25% 7/27/21 (b)		1,620,000	1,693,054

TOTAL SRI LANKA			7,692,562

Tanzania - 0.1%
United Republic of Tanzania 7.2501% 3/9/20 (e)		925,557	964,986
Turkey - 5.9%
Turkish Republic:
3.25% 3/23/23		1,250,000	1,174,570
5.125% 3/25/22		3,515,000	3,655,600
5.625% 3/30/21		3,025,000	3,221,625
6.25% 9/26/22		5,325,000	5,844,188
6.75% 5/30/40		3,965,000	4,619,265
6.875% 3/17/36		7,995,000	9,330,965
7% 6/5/20		2,270,000	2,511,755
7.25% 3/5/38		5,845,000	7,136,044
7.375% 2/5/25		8,825,000	10,433,321
7.5% 11/7/19		4,630,000	5,149,486
8% 2/14/34		2,475,000	3,197,081
9.4% 7/8/20	TRY	24,970,000	8,433,636
11.875% 1/15/30		2,895,000	4,816,846

TOTAL TURKEY			69,524,382

Ukraine - 1.4%
Ukraine Government:
0% 5/31/40 (b)(e)		3,326,000	1,063,821
7.75% 9/1/19 (b)		2,272,000	2,243,032
7.75% 9/1/20 (b)		1,780,000	1,739,416
7.75% 9/1/21 (b)		1,637,000	1,588,217
7.75% 9/1/22 (b)		1,637,000	1,580,032
7.75% 9/1/23 (b)		1,637,000	1,571,520
7.75% 9/1/24 (b)		1,637,000	1,562,811
7.75% 9/1/25 (b)		1,637,000	1,553,955
7.75% 9/1/26 (b)		1,637,000	1,547,292
7.75% 9/1/27 (b)		2,187,000	2,056,217

TOTAL UKRAINE			16,506,313

United States of America - 2.9%
U.S. Treasury Notes 1.375% 4/30/20		33,974,000	34,417,238
Uruguay - 0.4%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,005,000	4,244,563
Venezuela - 1.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		57,010	128,273
9.25% 9/15/27		12,760,000	6,947,820
11.95% 8/5/31 (Reg. S)		7,230,000	4,338,000
12.75% 8/23/22		4,740,000	3,081,000
13.625% 8/15/18		968,000	779,724

TOTAL VENEZUELA			15,274,817

Vietnam - 1.4%
Vietnamese Socialist Republic:
2.0625% 3/13/28 (e)		425,000	369,431
4% 3/12/28 (c)		11,609,000	11,511,716
4.8% 11/19/24 (b)		1,580,000	1,677,183
6.75% 1/29/20 (b)		2,890,000	3,219,813

TOTAL VIETNAM			16,778,143

TOTAL GOVERNMENT OBLIGATIONS
(Cost $607,647,491)			640,972,527
		Shares	Value

Common Stocks - 0.1%
Canada - 0.1%
Pacific Exploration and Production Corp. warrants (g)
(Cost $178,640)		55,825	1,661,352
		Principal Amount(a)	Value

Sovereign Loan Participations - 0.4%
Indonesia - 0.4%
Indonesian Republic loan participation:
Goldman Sachs 1.875% 12/14/19 (e)		2,511,736	2,461,501
Mizuho 1.875% 12/14/19 (e)		2,028,636	1,988,063
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $4,436,470)			4,449,564

Preferred Securities - 1.6%
Brazil - 0.5%
Cosan Overseas Ltd. 8.25% (f)		5,510,000	5,525,308
British Virgin Islands - 0.2%
Magnesita Finance Ltd.:
8.625% (b)(f)		1,895,000	1,592,984
8.625% (Reg. S) (f)		300,000	252,188

TOTAL BRITISH VIRGIN ISLANDS			1,845,172

Cayman Islands - 0.9%
Banco Do Brasil SA 9% (b)(e)(f)		1,690,000	1,497,035
CSN Islands XII Corp. 7% (Reg. S) (f)		4,540,000	2,254,285
Odebrecht Finance Ltd.:
7.5% (b)(f)		14,840,000	6,952,581
7.5% (Reg. S) (f)		300,000	140,551

TOTAL CAYMAN ISLANDS			10,844,452

TOTAL PREFERRED SECURITIES
(Cost $25,461,738)			18,214,932
		Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.43% (i)
(Cost $41,542,631)		41,541,414	41,553,877
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $1,125,238,380)			1,154,544,533
NET OTHER ASSETS (LIABILITIES) - 1.8%			21,550,587
NET ASSETS - 100%			$1,176,095,120

Currency Abbreviations

COP – Colombian peso

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

TRY – Turkish Lira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $541,451,826 or 46.0% of net assets.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Non-income producing

 (h) Quantity represents share amount.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$160,964
Total	$160,964

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$1,661,352	$--	$--	$1,661,352
Corporate Bonds	447,692,281	--	447,691,917	364
Government Obligations	640,972,527	--	637,494,254	3,478,273
Sovereign Loan Participations	4,449,564	--	--	4,449,564
Preferred Securities	18,214,932	--	18,214,932	--
Money Market Funds	41,553,877	41,553,877	--	--
Total Investments in Securities:	$1,154,544,533	$41,553,877	$1,103,401,103	$9,589,553

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $1,108,123,911. Net unrealized appreciation aggregated $46,420,622, of which $90,146,982 related to appreciated investment securities and $43,726,360 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016